Commitments and contingencies	9 Months Ended
Sep. 30, 2019
Commitments and contingencies
Commitments and contingencies
2 7 .	Commitments and contingencies

Operating lease commitments for offices and fulfillment infrastructure
s
The Group leases
offices, and
fulfillment infrastructures under
non-cancelable
operating lease agreements. Future minimum lease payments under these non-cancelable
operating lease agreements with initial terms longer than twelve months are disclosed
as maturity of lease liabilities in Note
1
1
.

Commitments for internet data center (“IDC”) service fee
The Group entered into
non-cancelable
 IDC service agreements. The related expenses were RMB1,022,241 and RMB1,755,954 for the nine months ended September 30, 2018 and 2019, respectively, and were charged to unaudited interim condensed consolidated statements of operations and comprehensive income when incurred.
Future minimum payments under these
non-cancelable
agreements with initial terms of one year or more consist of the following:

As of September 30, 2019
RMB
Remainder of 2019	339,529
2020	910,004
2021	596,499
2022	510,313
2023	449,274
2024 and thereafter	446,997

Total	3,252,616

Capital commitments
The Group’s capital commitments primarily relate to commitments on construction and purchase of office building and warehouses. Total capital commitments contracted but not yet reflected in the unaudited interim condensed consolidated financial statements amounted to RMB6,180,477 as of September 30, 2019. All of these capital commitments will be fulfilled in the following years according to the construction progress.
Long-term debt obligations
The Group’s long-term debt obligations include unsecured senior notes and long-term borrowings. The amounts exclude the corresponding interest payable. The expected repayment schedule of the unsecured senior notes is
disclosed in Note 1
0
.
Legal proceedings
From time to time, the Group is subject to legal proceedings and claims in the ordinary course of business. Third parties assert patent infringement claims against the Group from time to time in the form of letters, lawsuits and other forms of communication. In addition, from time to time, the Group receives notification from customers claiming that they are entitled to indemnification or other obligations from the Group related to infringement claims made against them by third parties. Litigation, even if the Group is ultimately successful, can be costly and divert management’s attention away from the day-to-day
operations of the Group.
The Group records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Group reviews the need for any such liability on a regular basis. The Group has not recorded any material liabilities in this regard as of December 31, 2018 and September 30, 2019.